FAIR VALUE MEASUREMENT (Tables) - TopBuild Corp. 401(k) Plan	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of Plan's invested assets measured at fair value and the Plan's invested assets measured at NAV

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Measured at NAV	Total
Mutual funds	$136,365,158	$—	$—	$—	$136,365,158
Brokerage accounts	19,038,285	—	—	—	19,038,285
Collective trust funds	—	—	—	511,371,646	511,371,646
TopBuild Stock Fund	7,817,228	—	—	—	7,817,228
Total invested assets at fair value	$163,220,671	$—	$—	$511,371,646	$674,592,317

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Measured at NAV	Total
Mutual funds	$118,863,784	$—	$—	$—	$118,863,784
Brokerage accounts	15,771,198	—	—	—	15,771,198
Collective trust funds	—	—	—	448,710,242	448,710,242
TopBuild Stock Fund	6,400,213	—	—	—	6,400,213
Total invested assets at fair value	$141,035,195	$—	$—	$448,710,242	$589,745,437

Schedule of redemption details of the collective trust funds

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
FID FRDM Target Date Funds and Core Commingled Pool	$505,845,702	None	Daily	90 days
Managed Income Portfolio - Class 2	5,525,944	None	Daily	Participants: none Sponsor: 12 months
Total investments measured at NAV	$511,371,646

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
FID FRDM Target Date Funds and Core Commingled Pool	$442,403,418	None	Daily	90 days
Managed Income Portfolio - Class 2	6,306,824	None	Daily	Participants: none Sponsor: 12 months
Total investments measured at NAV	$448,710,242